Use of Estimates and Judgments - Additional Information (Detail) $ in Millions		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 01, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of changes in accounting estimates [line items]
Probability In Percentage Terms Of Goodwill Impairment			30.00%	30.00%
Impairment of goodwill		$ (2,500)		$ (2,500)
COVID-19 costs				(182)
Disposal group discontinue operations gain loss on disposal of business	$ 1,919			1,900
Sale/(purchase) of non-controlling interests				2,985	[1]	$ 5,805
Reserves [member]
Disclosure of changes in accounting estimates [line items]
Sale/(purchase) of non-controlling interests				1,116	[1]	4,378
Non-controlling interest [member]
Disclosure of changes in accounting estimates [line items]
Sale/(purchase) of non-controlling interests				$ 1,869	[1]	$ 1,427	$ (429)
Apollo Global Management Inc [Member]
Disclosure of changes in accounting estimates [line items]
Percentage of minority interest sold				49.9
Proceeds from sales of investments accounted for using equity method				$ 3,000
South Africa Cash Generating Unit [Member]
Disclosure of changes in accounting estimates [line items]
Impairment of goodwill				(1,500)
Rest Of Africa Cash Generating Unit [Member]
Disclosure of changes in accounting estimates [line items]
Impairment of goodwill				$ (1,000)
Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Probability In Percentage Terms Of Goodwill Impairment				15.00%
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Probability In Percentage Terms Of Goodwill Impairment				30.00%

[1]	The 2020 sale of non-controlling interest relates to the issuance of a 49.9% minority stake in the company’s US-based metal container operations completed in December 2020 (refer to Note 23 Changes in equity and earnings per share for more details).